Restructuring expenses (Tables)	6 Months Ended
Jun. 30, 2016
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by segment
in	2Q16	1Q16	6M16
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	4	40	44
International Wealth Management	15	8	23
Asia Pacific	10	1	11
Global Markets	50	100	150
Investment Banking & Capital Markets	(8)	27	19
Strategic Resolution Unit	20	79	99
Total restructuring expenses	91	255	346
Restructuring expenses by type
in	2Q16	1Q16	6M16
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	50	182	232
of which severance expenses	61	56	117
of which accelerated deferred compensation	(21)	104	83
of which pension expenses	10	22	32
General and administrative-related expenses	41	73	114
Total restructuring expenses	91	255	346

Restructuring Provisions [Table Text Block]
Restructuring provision
	2Q16			1Q16
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	193	87	280	187	12	199
Net additional charges [1]	61	41	102	56	73	129
Utilization	(65)	(18)	(83)	(50)	2	(48)
Balance at end of period	189	110	299	193	87	280
	6M16
	Compen- sation and benefits	General and administrative- related expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	187	12	199
Net additional charges	117	114	231	[1]
Utilization	(115)	(16)	(131)
Balance at end of period	189	110	299
1
The following items for which expense accretion was accelerated in 2Q16, 1Q16 and 6M16 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF (27) million, CHF 33 million, CHF 6 million, respectively, and unsettled pension obligations of CHF 4 million, CHF 23 million and CHF 27 million, respectively, which remain classified as a component of total shareholders’ equity; and unsettled cash-based deferred compensation of CHF 12 million, CHF 70 million and CHF 82 million, respectively, which remain classified as compensation liabilities. The settlement date for the unsettled share-based compensation remains unchanged at three years.